YORKTOWN CLASSIC VALUE TRUST

                               SEMI-ANNUAL REPORT

                                      1997

                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                        Princeton, New Jersey 08540-6231

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                               250 West Pratt St.
                           Baltimore, Maryland 21201

              This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors
               in the Trust unless preceded or accompanied by an
                             effective Prospectus.

                         [YORKTOWN CLASSIC VALUES LOGO]

Dear Fellow Shareholders:


Yorktown Classic Value Trust stayed the course of value accumulation during the ugliest market we have seen in the last three years. When the US stock market plunged in response to the Asian crisis in the third quarter of 1997, it pulled blue chip stocks down with it. Despite the turmoil, the period proved a positive one for the fund (up 25.40% for the year) as we continued to invest in those areas of the marketplace that showed the greatest opportunity for reward.



As we review the last six months, three situations in particular are worth noting. First, we had a dramatic sell-off in commodities that is unparalleled in modern times. This sell-off affected not only the commodities themselves, but prompted severe price reductions in the shares of the companies that produce those commodities. Gold, silver, oil, the base metals (aluminum, copper, etc.,) have all been hard hit. One company in particular represents what I believe is the best value out of the hundreds of securities that were negatively affected in this worldwide decline: Phelps Dodge Corp. Phelps Dodge is a world class copper producer, has low costs, is highly profitable and is uniquely positioned to gain market share and profit following this turmoil. I believe Phelps Dodge shareholders will benefit from both the firm's long term strategy of building market share and superior earnings, and the most aggressive share repurchase plan we know of in the global group of public commodities companies.


Second, we had significant performance from our financial sector, led by Fannie Mae, American Express and the two banks, Chase Manhattan and J. P. Morgan. Each is well-recognized as an investment-grade holding of the highest order and we continue to accumulate these shares whenever their prices are negatively impacted by short-term market influences.


Third, IBM and Caterpillar are the fund's two core holdings which I anticipate will be among our best performers for 1998. Each has suffered undue negative impact in the Asian sell-off. Each will benefit as these countries in the Pacific Rim rebuild on a stronger platform in both infrastructure and information-structure.


A word about Asia. Much of what has happened in the financial markets during the last six months is an outgrowth of technological advances made in the investment industry: technology reveals waste, inefficiency and poor productivity, and any financial market in which such inadequacies appear cannot count on hiding them for long. Technology revealed the truth about Asia's markets last quarter.


The most important thing I can say about Asia is that the news is not all bad. In fact, I expect the recent turmoil will lead to something quite good.


If you think back to the mid-1980's you will remember our country was reeling from the crisis in the savings and loan and banking industries. Companies were over-leveraged, productivity was down and American businesses in general were fat and complacent. Turmoil in our stock markets reflected these problems and the message was clear: American business needed to go on a diet.

The streamlining process that followed was sometimes painful, but it has paid off handsomely. American companies are now healthy, lean, and efficient. Our financial markets have become more secure, and our stock and bond markets are the envy of the world. The housecleaning we did in the 1980's fueled much of the gains we have seen in the 1990's.

In many ways, Asia is dealing with the same problems we dealt with a decade ago. Asian companies need to trim the fat and get out of debt. With the flood of bad news that poured in from overseas, and the subsequent demands of the International Monetary Fund and its related lenders, I anticipate a fairly speedy -- and meaningful -- solution to the Pacific contagion. The process of turning Asian financial markets around has already begun. The only question is this: How long will it take?

I expect most of these countries will experience a recovery similar to our own. The US stock market has had a great run following its own belt-tightening process. I believe the next great run will be in those global markets whose companies are streamlining operations and becoming more efficient, competitive and fiscally secure. US companies who provide goods and services to these Pacific Rim countries stand equally poised to benefit. We are positioning Yorktown Classic Value Trust to profit from the aftermath of the Asian crisis. In my view the patient investor will be highly rewarded as Asia is forced to compete globally with strong balance sheets and real productivity.

Thank you for your continued support. Without you, the success we have achieved in the Yorktown Classic Value Trust would not be possible. Best regards as we look forward to another rewarding year.

Sincerely,

/s/ David D. Basten

David D. Basten
President

                         YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1997
                                  (Unaudited)





                                  Shares       Value
                                 --------   ------------
COMMON STOCKS - 100.00%
Aircraft & aerospace - 2.55%
Boeing Company                     9,800     $   520,625
                                             ------------
Banks - 4.59%
Chase Manhattan Corp.              4,000         434,500
J. P. Morgan & Co., Inc.           4,400         502,425
                                             ------------
                                                 936,925
                                             ------------
Candy & gum - 4.00%
Hershey Foods Corp.               13,300         816,288
                                             ------------
Chemicals - 5.28%
PPG Industries, Inc.              18,600       1,077,637
                                             ------------
Computers - 12.52%
International Business
   Machines, Inc.                 23,300       2,552,806
                                             ------------
Copper - 13.38%
Phelps Dodge                      41,200       2,729,500
                                             ------------
Drugs - 7.06%
Bristol Myers Squibb Co.           8,400         786,450
Merck & Co., Inc.                  6,900         652,481
                                             ------------
                                               1,438,931
                                             ------------
Electrical equipment - 2.75%
General Electric Co.               7,600         560,500
                                             ------------
Finance - 5.44%
American Express Co.               8,700         686,212
Fannie Mae                         8,000         422,500
                                             ------------
                                               1,108,712
                                             ------------

Hospitals & nursing
   homes - 1.63%
Humana, Inc.                      15,000     $   332,813
                                             ------------
Insurance - 6.06%
Chubb Corp.                        9,900         702,281
Jefferson Pilot Corp.              7,000         534,188
                                             ------------
                                               1,236,469
                                             ------------
Machinery &
   equipment - 12.14%
Caterpillar, Inc.                 29,900       1,433,331
Dover Corp.                        7,000         469,438
Ingersoll-Rand Co.                 2,000          81,750
Parker Hannifin Corp.             11,050         491,725
                                             ------------
                                               2,476,244
                                             ------------
Office equipment &
   supplies - 2.40%
Xerox Corp.                        6,300         489,431
                                             ------------
Oil - 3.31%
Amoco Corp.                        7,000         675,000
                                             ------------
Railroads - 8.28%
Norfolk Southern Corp.            53,100       1,689,244
                                             ------------
Securities brokerage-4.93%
Morgan Stanley, Dean Witter,
   Discover & Company             18,505       1,005,053
                                             ------------
Soaps & cleaners - 3.68%
Procter & Gamble Co.               9,834         750,457
                                             ------------
        Total investments
          (cost $17,886,904)                 $20,396,635
                                             ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1997
                                  (Unaudited)



Assets:
 Investments at value (identified cost of $17,886,904)                                 $ 20,396,635
 Cash                                                                                         7,022
 Other assets                                                                                70,592
                                                                                       -------------
      Total assets                                                                       20,474,249
                                                                                       -------------
Liabilities:
 Accrued distribution fees                                                                    9,860
 Accrued advisory fees                                                                        8,217
 Securities purchased under loan agreement                                                6,699,028
 Accrued interest expense                                                                    38,395
 Other liabilities                                                                            4,180
                                                                                       -------------
      Total liabilities                                                                   6,759,680
                                                                                       -------------
       Net assets                                                                      $ 13,714,569
                                                                                       =============
Shares of beneficial interest outstanding (unlimited number of no par value shares          991,640
                                                                                       =============
  authorized)
Net asset value, offering and redemption price per share outstanding                   $      13.83
                                                                                       =============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                  for the six months ended November 30, 1997
                                  (Unaudited)



Investment income:
 Dividends                                                       $  163,445
 Interest                                                               766
                                                                 ----------
      Total income                                                  164,211
                                                                 ----------
Expenses:
 Investment advisory fees                                            63,617
 Distribution fees                                                   63,617
 Transfer agent fees                                                 19,258
 Custodial fees                                                       4,039
 Professional fees                                                    8,548
 Registration fees                                                    8,391
 Trustee fees                                                           703
 Insurance                                                            3,016
 Miscellaneous                                                        4,815
                                                                 ----------
                                                                    176,004
 Less expenses waived by investment advisor                         (10,603)
                                                                 ----------
      Total operating expenses                                      165,401
 Interest expense                                                   218,737
                                                                 ----------
      Total expenses                                                384,138
                                                                 ----------
      Net investment loss                                          (219,927)
                                                                 ----------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                     1,262,202
 Change in unrealized appreciation on investments                  (513,592)
                                                                 ----------
      Net realized and unrealized gain on investments               748,610
                                                                 ----------
       Net increase in net assets resulting from operations      $  528,683
                                                                 ==========

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                  for the six months ended November 30, 1997
                                  (Unaudited)



Net Increase (Decrease) in Cash:
 Cash flows from operating activities:
  Dividends and interest received                                                   $   158,610
  Operating expenses paid                                                              (180,111)
                                                                                    ------------
      Net cash used in operating activities                                                           $     (21,501)
                                                                                                      -------------
 Cash flows from investing activities:
  Purchase of portfolio securities                                                                      (19,872,600)
  Proceeds from disposition of portfolio securities                                                      18,273,765
  Interest paid                                                                                            (202,952)
                                                                                                      -------------
      Net cash used in investing activities                                                              (1,801,787)
                                                                                                      -------------
      Net cash used in operating and investing activities                                                (1,823,288)
 Cash flows from financing activities:
  Borrowings under loan agreement                                                     6,581,642
  Repayments under loan agreement                                                    (4,900,104)
  Receipts for shareholder purchases and reinvested distributions                     2,122,582
  Payments for shareholder redemptions and distributions                             (1,996,848)
                                                                                    ------------
      Net cash provided by financing activities                                                           1,807,272
                                                                                                      -------------
Net decrease in cash                                                                                        (16,016)
Cash at beginning of period                                                                                  23,038
                                                                                                      -------------
      Cash at end of period                                                                           $       7,022
                                                                                                      =============
Reconciliation of Net Increase in Net Assets from Operations to Net Cash Used in
 Operating and Investing Activities:
 Increase in net assets from operations                                                               $     528,683
 Increase in investments-net                                                         (1,697,744)
 Decrease in receivable for securities sold                                             275,343
 Decrease in liability for securities purchased                                        (176,434)
 Increase in other assets                                                                (5,602)
 Increase in accrued expenses and other liabilities                                       1,076
 Net realized gain                                                                   (1,262,202)
 Change in unrealized appreciation                                                      513,592
                                                                                    ------------
      Total adjustments                                                                                  (2,351,971)
                                                                                                      -------------
       Net cash used in operating and investing activities                                            $  (1,823,288)
                                                                                                      =============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                                For the
                                                                               Six Months
                                                                                 Ended
                                                                                Nov. 30,         For the
                                                                                  1997         Year Ended
                                                                              (Unaudited)      May 31, 1997
                                                                             --------------   -------------
Operations:
 Net investment loss                                                         $  (219,927)     $  (232,482)
 Net realized gain from security transactions                                  1,262,202           98,970
 Net change in unrealized appreciation on investments                           (513,592)       2,292,605
                                                                             ------------     ------------
      Increase in net assets resulting from operations                           528,683        2,159,093
                                                                             ------------     ------------
Distributions from:
 Net realized gain on security transactions                                     (875,884)        (158,577)
                                                                             ------------     ------------
      Decrease in net assets resulting from distributions                       (875,884)        (158,577)
                                                                             ------------     ------------
Capital share transactions:
 Proceeds from sale of 84,122 and 302,614 shares                               1,263,956        3,750,533
 Value of 64,627 and 12,635 shares issued upon reinvestment of dividends         858,890          152,889
 Cost of 74,770 and 153,825 shares redeemed                                   (1,120,964)      (1,915,839)
                                                                             ------------     ------------
      Increase in net assets resulting from capital share transactions         1,001,882        1,987,583
                                                                             ------------     ------------
      Total increase in net assets                                               654,681        3,988,099
Net assets:
 Beginning of year/period                                                     13,059,888        9,071,789
                                                                             ------------     ------------
 End of year/period                                                          $ 13,714,569     $ 13,059,888
                                                                             ============     ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                             FINANCIAL HIGHLIGHTS



                                                                    For the
                                                                   Six Months
                                                                     Ended
                                                                    Nov. 30,
                                                                      1997
                                                                  (Unaudited)
                                                                  -----------
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period                      $     14.23
                                                               ------------
Income from investment operations:
 Net investment income (loss)                                        (0.22)
 Net realized and unrealized gain (loss) on investments               0.77
                                                               ------------
      Total income (loss) from investment operations                  0.55
                                                               ------------
Distributions:
 From net investment income
 From net realized gain on security transactions                     (0.95)
                                                               ------------
      Total distributions                                            (0.95)
                                                               ------------
       Net asset value, end of year/period                     $     13.83
                                                               ============
Total return(2)                                                       4.14%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)                $    13,715
 Ratio of operating expenses to average net assets(3)                 2.39%(1)
 Ratio of total expenses to average net assets(4)                     5.54%(1)
 Ratio of net investment income (loss) to average net assets         (3.18)%(1)
 Portfolio turnover rate                                               181%(1)
 Average commission rate paid                                       0.1950



                                                                             For the Years Ended May 31
                                                               -------------------------------------------------------
                                                                   1997          1996          1995          1994
                                                               ------------- ------------- ------------- -------------
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period                      $   12.00     $     12.98   $     10.12   $     10.34
                                                               ------------- ------------- ------------- -------------
Income from investment operations:
 Net investment income (loss)                                      (0.25)          (0.28)        (0.28)         0.06
 Net realized and unrealized gain (loss) on investments             2.69            0.93          3.33         (0.27)
                                                               ------------- ------------- ------------- -------------
      Total income (loss) from investment operations                2.44            0.65          3.05         (0.21)
                                                               ------------- ------------- ------------- -------------
Distributions:
 From net investment income                                                                      (0.07)        (0.01)
 From net realized gain on security transactions                   (0.21)          (1.63)        (0.12)
                                                               ------------- ------------- ------------- -------------
      Total distributions                                          (0.21)          (1.63)        (0.19)        (0.01)
                                                               ------------- ------------- ------------- -------------
       Net asset value, end of year/period                     $   14.23     $     12.00   $     12.98   $     10.12
                                                               ============= ============= ============= =============
Total return(2)                                                    20.59%           6.36%        30.70%        (2.04)%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)                $  13,060     $     9,072   $     6,490   $     5,323
 Ratio of operating expenses to average net assets(3)               2.65%           2.68%         2.39%         1.99%
 Ratio of total expenses to average net assets(4)                   5.20%           6.22%         5.79%         4.49%
 Ratio of net investment income (loss) to average net assets       (2.50)%         (2.67)%       (2.60)%        0.76%
 Portfolio turnover rate                                             115%            145%          220%          170%
 Average commission rate paid                                     0.1650             N/A           N/A           N/A



                                                                     1993(5)
                                                               -------------------
For a share outstanding throughout each year/period:
Net asset value, beginning of year/period                      $       10.00
                                                               -------------
Income from investment operations:
 Net investment income (loss)                                           0.02
 Net realized and unrealized gain (loss) on investments                 0.32
                                                               -------------
      Total income (loss) from investment operations                    0.34
                                                               -------------
Distributions:
 From net investment income
 From net realized gain on security transactions
      Total distributions
       Net asset value, end of year/period                     $       10.34
                                                               =============
Total return(2)                                                         5.88%(1)
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)                $       3,353
 Ratio of operating expenses to average net assets(3)                   1.80% (1)
 Ratio of total expenses to average net assets(4)                       3.32%
 Ratio of net investment income (loss) to average net assets            0.42% (1)
 Portfolio turnover rate                                                  25% (1)
 Average commission rate paid                                        N/A

-----------
(1) Annualized.

(2) Does not reflect contingent deferred sales charge.

(3) Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.54%, 2.80%, 2.87%, 2.95%, 2.69% and 2.76%, respectively.

(4) Without fees waived by the investment advisor and distributor, the annualized ratio to total expenses to average net assets would have been 5.69%, 5.35%, 6.41%, 6.34%, 5.19% and 4.29%, respectively.

(5) Commencement of operations was November 2, 1992.


The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS
                (Information as of and for the six months ended
                        November 30, 1997 is unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is composed of seven separate portfolios. The accompanying financial statements include only the Yorktown Classic Value Trust (the "Fund").

   The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by investing primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

     b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 1997, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $17,915,017, $2,481,618, $3,002,465 and
     $520,847, respectively.

     d. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                         YORKTOWN CLASSIC VALUE TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued


2. Significant Accounting Policies, continued:

     e. Borrowings

     The Fund is permitted to borrow up to one-third of the value of its net assets for investment purposes. Such borrowing is referred to as leveraging. As of November 30, 1997, the balance due for securities purchased through leveraging was $6,699,028. The average daily balance during the six months ended November 30, 1997 was $6,108,118 or $6.63 per share, based on average shares outstanding of 921,235. The maximum amount of borrowings outstanding at any month-end during the period was $6,699,028. The Fund's investment securities are pledged as collateral under the borrowing arrangement.

     Interest is charged at a rate of 1.50% plus the federal funds rate (7.25% as of November 30, 1997). Such interest amounted to $218,737 for the six months ended November 30, 1997.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the average daily net assets of the Fund.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distribution fees and .25% of service fees. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 2% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased.


5. Investment Activity:

   For the six months ended November 30, 1997, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $19,696,166 and $17,998,422, respectively.

                         YORKTOWN CLASSIC VALUE TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued


6. Composition of Net Assets:

     At November 30, 1997, net assets consisted of:


   Paid-in capital                                                         $ 10,975,213
   Accumulated net investment loss                                             (219,927)
   Accumulated net realized gain from security transactions                     449,552
   Unrealized appreciation on investments                                     2,509,731
                                                                           ------------
   Net assets applicable to outstanding shares of beneficial interest      $ 13,714,569
                                                                           ============

                     CAPITAL INCOME FUND SEMI-ANNUAL REPORT

                             [API TRUST 1997 logo]



                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                            MainStreet Trust Company
                                 P.O. Box 5228
                         Martinsville, Virginia  24115

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                               250 West Pratt St.
                           Baltimore, Maryland 21201

              This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors
               in the Trust unless preceded or accompanied by an
                             effective Prospectus.

                                [API TRUST logo]

Dear Fellow Shareholders:

Much of what has happened in the financial markets during the last six months is an outgrowth of technological advances made in the investment industry: technology reveals waste, inefficiency and poor productivity, and any financial market in which such inadequacies appear cannot count on hiding them for long.

In the third quarter of 1997 the financial markets of the Pacific Rim and beyond were forced to pay the price of doing business "the eighties way." Financial technology revealed that much of what appeared positive about the Asian markets was overshadowed by excessive spending, poor productivity and unaudited, over-leveraged borrowing. Once discovered, savvy institutional investors capitalized on these problems. Financial markets in Asia crumbled within weeks, and our own stock market wobbled in their wake.

Our commitment to being a global player helped us diagnose and avoid much of this debacle. As you will note in the weightings of your portfolio, we had very little invested in Asian-focused mutual funds prior to year end. Our three largest holdings (Principal Preservation S&P 100, John Hancock Bank & Thrift Opportunity Fund and Pilgrim Regional Bank Shares) invest chiefly in the blue chip industrial and financial sectors, which were the top-performing US sectors for this period. Overweighting US securities and avoiding problems brought on by the Asian crisis accounts for the superior performance the Capital Income Fund returned relative to its peers and the Dow Jones World Index (DJWI): our fund was up 25.24% for the year, while Lipper's Flexible Portfolio Funds returned 18.51% on average and DJWI was up only 12.32%.

Going forward our best opportunity may lie in two holdings which, although they incurred losses in the fourth quarter, achieved performance far exceeding that of their peer group: Templeton Foreign Fund and Princor World Fund. We see potential for reward here from deep discounts available in the debt and equity markets that have been pummeled overseas.

WHAT ABOUT THE FUTURE? One of the most important things I can say to you right now is that the news from Asia is not all bad. In fact, we expect the recent turmoil will lead to something quite good.

Think back to the mid-1980's. Our country was reeling from the crisis in the savings and loan and banking industries. Companies were over-leveraged, productivity was down and American businesses in general were fat and complacent. Turmoil in our stock markets reflected these problems and the message was clear: American business needed to go on a diet.

The streamlining process that followed was sometimes painful, but it has paid off handsomely. American companies are now healthy, lean, and efficient. Our financial markets have become more secure, and our stock and bond markets are the envy of the world. The price appreciation of the investments within our funds is well deserved in light of the vast accomplishments American companies have achieved in productivity, growth in market share and leadership into the next century.

In many ways, Asia is dealing with the same problems we dealt with a decade ago. Asian companies need to trim the fat and get out of debt. With the flood of bad news that poured in from overseas, and the subsequent demands of the International Monetary Fund and its related lenders, I anticipate a fairly speedy -- and meaningful -- solution to the Pacific contagion. The process of turning Asian financial markets around has already begun. The only question is this: How long will it take?

I expect most of these countries to experience a recovery similar to our own. As we write this letter in mid-January, for the first time in many years we are increasing our positions in many of the Asian markets at what we believe are bargain prices. In my view, the patient global investor will be highly rewarded as Asian companies clean house.

A FINAL WORD. The US stock market has had a great run. I believe the next great run will be in those global markets whose companies are streamlining operations and becoming more efficient, competitive and fiscally secure. We are positioning the Capital Income Fund to benefit from this next transition. In my opinion there has never been a better time to be in a globally diversified portfolio.

Thank you for your continued support. Without you, the success we have achieved would not be possible. Best regards as we look forward to a bright future.

Sincerely,

/s/ David D. Basten
David D. Basten
President

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                   SHARES       VALUE
                                  --------   -----------
CLOSED-END FUNDS -- 13.60%
John Hancock Bank & Thrift
  Opportunity Fund                  12,800   $   636,800
Pilgrim Regional Bank Shares,
  Inc.                              23,000       600,300
                                             -----------
    TOTAL CLOSED-END FUNDS
      (cost $686,408)                          1,237,100
                                             -----------
MUTUAL FUNDS -- 86.40%
EQUITY INCOME FUNDS -- 7.96%
Putnam Equity Income Fund
  New Class A                       22,123       354,867
T. Rowe Price Equity Income
  Fund                              13,572       369,578
                                             -----------
                                                 724,445
                                             -----------
GLOBAL FUNDS -- 2.16%
SoGen International Fund, Inc.       6,949       196,942
                                             -----------
GROWTH FUNDS -- 6.92%
Alliance Fund, Inc. Class A         50,591       440,149
Vanguard Index Trust Total
  Stock Market Portfolio             8,352       189,099
                                             -----------
                                                 629,248
                                             -----------
GROWTH AND INCOME FUNDS --
  28.73%
American Century Income and
  Growth Fund                       13,060       340,492
Mutual Series Fund, Inc.
  Beacon Fund                        8,838       136,286
Neuberger & Berman Equity Funds
  Guardian Fund                      8,015       240,868
Principal Preservation
  Portfolios S&P 100 Plus
  Portfolio                         34,133       947,197
Vanguard Index Trust Value
  Portfolio                         20,935       439,438

                                   SHARES       VALUE
                                  --------   -----------
Vanguard/Windsor Fund, Inc.
  Vanguard/Windsor II Portfolio      2,951   $    89,940
Vista Mutual Fund Group Growth
  & Income Fund                      8,783       418,614
                                             -----------
                                               2,612,835
                                             -----------
INTERNATIONAL FUNDS -- 24.75%
Alliance International Fund,
  Inc. Class A                      18,259       317,712
Alliance Worldwide
  Privatization Fund, Inc.
  Class A                           25,488       322,430
Princor World Fund, Inc. Class
  A                                 93,643       869,949
Templeton Foreign Fund, Inc.        72,806       741,168
                                             -----------
                                               2,251,259
                                             -----------
S&P 500 INDEX OBJECTIVE
  FUNDS -- 5.31%
Vanguard Index Trust 500
  Portfolio                          5,387       482,831
                                             -----------
WORLD INCOME FUNDS -- 10.57%
Alliance North American
  Government Income Trust, Inc.
  Class A                           12,071        96,814
Bear Stearns Investment Trust
  Emerging Markets Debt
  Portfolio Class A                 37,403       443,605
Phoenix Multi-Portfolio Fund
  Emerging Markets Bond
  Portfolio Class A                 32,741       420,730
                                             -----------
                                                 961,149
                                             -----------
    TOTAL MUTUAL FUNDS (cost
      $6,748,573)                              7,858,709
                                             -----------
      TOTAL INVESTMENTS (cost
        $7,434,981)                          $ 9,095,809
                                             -----------
                                             -----------

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

ASSETS:
  Investments at value (identified cost of $7,434,981)                                             $9,095,809
  Cash                                                                                                251,791
  Receivables for fund shares sold                                                                     25,747
  Other assets                                                                                         20,573
                                                                                                   ----------

          Total assets                                                                              9,393,920
                                                                                                   ----------

LIABILITIES:
  Accrued distribution fees                                                                             3,729
  Other liabilities                                                                                     4,982
                                                                                                   ----------
          Total liabilities                                                                             8,711
                                                                                                   ----------

            NET ASSETS                                                                             $9,385,209
                                                                                                   ----------
                                                                                                   ----------

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of no par value shares authorized)        445,223
                                                                                                   ----------
                                                                                                   ----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OUTSTANDING                               $    21.08
                                                                                                   ----------
                                                                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                                          $ 87,031
  Interest                                                                                              4,206
                                                                                                     --------

          Total income                                                                                 91,237
                                                                                                     --------
EXPENSES:
  Investment advisory fees                                                                             26,669
  Distribution fees                                                                                    22,224
  Transfer agent fees                                                                                  11,556
  Custodial fees                                                                                        1,638
  Professional fees                                                                                     7,036
  Registration fees                                                                                     7,854
  Trustee fees                                                                                            703
  Insurance                                                                                             1,729
  Shareholder reports                                                                                   3,845
  Miscellaneous                                                                                           949
                                                                                                     --------
                                                                                                       84,203
  Less expenses waived by investment advisor                                                          (26,669)
                                                                                                     --------
          Total expenses                                                                               57,534
                                                                                                     --------
          Net investment income                                                                        33,703
                                                                                                     --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from security transactions                                                        274,467
  Capital gain distributions from mutual funds                                                         72,860
  Increase in unrealized appreciation on investments                                                  543,414
                                                                                                     --------

          Net realized and unrealized gain on investments                                             890,741
                                                                                                     --------

            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $924,444
                                                                                                     --------
                                                                                                     --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     FOR THE
                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                    NOV. 30,        FOR THE
                                                                                      1997         YEAR ENDED
                                                                                   (UNAUDITED)    MAY 31, 1997
                                                                                   -----------    ------------
OPERATIONS:
  Net investment income                                                            $   33,703     $   101,568
  Net realized gain from security transactions                                        274,467         114,354
  Capital gain distributions from mutual funds                                         72,860         330,087
  Net change in unrealized appreciation on investments                                543,414         630,186
                                                                                   -----------    ------------

          Increase in net assets resulting from operations                            924,444       1,176,195
                                                                                   -----------    ------------
DISTRIBUTIONS FROM:
  Net investment income                                                                              (141,336 )
  Net realized gain on security transactions                                         (447,607 )      (289,331 )
                                                                                   -----------    ------------

          Decrease in net assets resulting from distributions                        (447,607 )      (430,667 )
                                                                                   -----------    ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of 44,383 and 231,628 shares                                     958,053       4,353,629
  Value of 20,864 and 20,945 shares issued upon reinvestment of dividends             425,624         390,402
  Cost of 26,548 and 97,374 shares redeemed                                          (573,119 )    (1,808,679 )
                                                                                   -----------    ------------

          Increase in net assets resulting from capital share transactions            810,558       2,935,352
                                                                                   -----------    ------------

          Total increase in net assets                                              1,287,395       3,680,880

NET ASSETS:
  Beginning of year/period                                                          8,097,814       4,416,934
                                                                                   -----------    ------------

  End of year/period (including undistributed net investment income of $85,102
    and $51,399, respectively)                                                     $9,385,209     $ 8,097,814
                                                                                   -----------    ------------
                                                                                   -----------    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                              FINANCIAL HIGHLIGHTS

                                                          FOR THE
                                                        SIX MONTHS
                                                           ENDED
                                                         NOV. 30,               FOR THE YEARS ENDED MAY 31,
                                                           1997        ----------------------------------------------
                                                        (UNAUDITED)     1997      1996      1995      1994      1993
                                                        -----------    ------    ------    ------    ------    ------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR/PERIOD:
Net asset value, beginning of year/period                 $ 19.92      $17.57    $17.21    $16.34    $16.06    $14.69
                                                        -----------    ------    ------    ------    ------    ------
Income from investment operations:
  Net investment income (loss)                               0.06        0.32      0.34      0.35     (0.01)    (0.06)
  Net realized and unrealized gain on investments            2.18        3.49      2.57      1.64      0.78      1.43
                                                        -----------    ------    ------    ------    ------    ------
          Total income from investment operations            2.24        3.81      2.91      1.99      0.77      1.37
                                                        -----------    ------    ------    ------    ------    ------
Distributions:
  From net investment income                                            (0.48)    (0.28)    (0.36)
  From net realized gain on security transactions           (1.08)      (0.98)    (2.27)    (0.76)    (0.49)
                                                        -----------    ------    ------    ------    ------
          Total distributions                               (1.08)      (1.46)    (2.55)    (1.12)    (0.49)
                                                        -----------    ------    ------    ------    ------
            NET ASSET VALUE, END OF YEAR/PERIOD           $ 21.08      $19.92    $17.57    $17.21    $16.34    $16.06
                                                        -----------    ------    ------    ------    ------    ------
                                                        -----------    ------    ------    ------    ------    ------
Total return*                                               11.43%      22.43%    17.65%    13.08%     4.79%     9.33%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year/period (000's omitted)          $ 9,385      $8,098    $4,417    $3,031    $2,964    $2,603
  Ratio of expenses to average net assets(2)                 1.31%(1)    1.77%     2.22%     2.05%     2.12%     2.77%
  Ratio of net investment income (loss) to average
  net assets                                                 0.77%(1)    1.84%     1.43%     0.75%    (0.06)%   (0.82)%
  Portfolio turnover rate                                      47%(1)      67%       40%       65%       17%       29%

---------------

(1) Annualized

(2) Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.91%, 2.38%, 2.82%, 2.65%, 2.72% and 3.37%, respectively.

* Total return for periods of less than one year are not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                (INFORMATION AS OF AND FOR THE SIX MONTHS ENDED
                        NOVEMBER 30, 1997 IS UNAUDITED)

1.  ORGANIZATION:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of seven separate portfolios. The accompanying financial statements include only the Capital Income Fund (the "Fund").

   The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing in mutual funds, at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).

2.  SIGNIFICANT ACCOUNTING POLICIES:

   A. PORTFOLIO VALUATION

      The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

      B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

         C. FEDERAL INCOME TAXES

            The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

            As of November 30, 1997, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $7,434,981, $1,660,828, $1,817,727 and $156,899, respectively.

            D. USE OF ESTIMATES

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.  INVESTMENT ADVISORY AGREEMENT:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note74) retains any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds.

4.  DISTRIBUTION PLAN AND FEES:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 1997, the Distributor received $18,498 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

5.  INVESTMENT ACTIVITY:

   For the six months ended November 30, 1997, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $2,405,331 and $2,052,815, respectively.

6.  COMPOSITION OF NET ASSETS:

   At November 30, 1997, net assets consisted of:

Paid-in capital                                                                                $7,559,327
Accumulated net investment income                                                                  85,102
Accumulated net realized gain from security transactions                                           79,952
Unrealized appreciation on investments                                                          1,660,828
                                                                                               ----------

          NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL INTEREST                   $9,385,209
                                                                                               ----------
                                                                                               ----------

                               T-1 TREASURY TRUST

                               SEMI-ANNUAL REPORT

                                      1997


                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                            MainStreet Trust Company
                                 P.O. Box 5228
                          Martinsville, Virginia 24115

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                               250 West Pratt St.
                           Baltimore, Maryland 21201

              This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors
               in the Trust unless preceded or accompanied by an
                             effective Prospectus.


Dear Fellow Shareholders:

Both T-1 and the Treasuries Trust experienced solid real rates of return net of inflation over the last six months. These funds profited from the turmoil in Asia as the US Treasury market became the safe haven of the world. At home, inflation remained low and Federal Reserve Board Chairman Alan Greenspan continued to keep a tight reign on interest rates. All of these situations helped performance during the period, and bode well for the coming months.


The Treasuries Trust, which was launched on July 2, 1997, manages the yield curve based on a proprietary model that Yorktown Management & Research has been perfecting over the last ten years. We feel a significant accomplishment in the public offering of this fund because it is one of the only products we know of that 1) restricts itself to Treasury investments, 2) does not use any derivatives, and 3) is designed to potentially deliver positive returns on principal while generating the safe income that is the hallmark of pure Treasury investments. From its inception to the end of this reporting period, the fund returned a healthy 3.81% (less sales load). We are very proud of our early accomplishment.


We are also pleased to announce that on March 1, 1998, T-1 and the Treasuries Trust will become a single fund under the Treasuries Trust banner. While T-1 has certainly served a useful purpose, we believe its shareholders will benefit more from teaming up with the Treasuries Trust: aside from the capital appreciation potential mentioned above, it has the same relative safety and income features as T-1, but is currently operating with much lower internal expenses (after waivers and reimbursements). We know our T-1 shareholders will be pleased with the superior structure of the Treasuries Trust. Welcome aboard!



A word about Asia. Much of what has happened in the financial markets during the last six months is an outgrowth of technological advances made in the investment industry: technology reveals waste, inefficiency and poor productivity, and any financial market in which such inadequacies appear cannot count on hiding them for long. Technology revealed the truth about the Asian markets in the third quarter of 1997, and the world felt its aftershock.


The most important thing I can say about Asia is that the news is not all bad. In fact, I expect the recent turmoil will lead to something quite good. While volatility is always uncomfortable, I believe much of what is happening in Asia right now bodes well for the Treasuries Trust and the patient investor.


If you think back to the mid-1980's you will remember our country was reeling from the crisis in the savings and loan and banking industries. Companies were over-leveraged, productivity was down and American businesses in general were fat and complacent. Turmoil in our stock markets reflected these problems and the message was clear: American business needed to go on a diet.


The streamlining process that followed was sometimes painful, but it has paid off handsomely. American companies are now healthy, lean, and efficient. Our financial markets have become more secure, and our stock and bond markets are the envy of the world. The housecleaning we did in the 1980's fueled much of the gains we have seen in the 1990's.

In many ways, Asia is dealing with the same problems we dealt with a decade ago. Asian companies need to trim the fat and get out of debt. With the flood of bad news that poured in from overseas, and the subsequent demands of the International Monetary Fund and its related lenders, I anticipate a fairly speedy -and meaningful - solution to the Pacific contagion. The process of turning Asian financial markets around has already begun. The only question is this: How long will it take?

I expect most of Asia will experience a recovery similar to our own. In the meantime, money will continue to flee to the safe haven of the US Treasury market. The Treasuries Trust is positioned to benefit from the Asian recovery process, as well as the advantages that will come from a healthier global economy.

Thank you for your support. Without you, the success we have achieved would not be possible. Best regards as we look forward to a bright future.

Sincerely,

/s/ David D. Basten

David D. Basten
President

                       AMERICAN PENSION INVESTORS TRUST
                              T-1 TREASURY TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1997
                                  (Unaudited)



                                             Principal        Value
                                           -------------   ------------
U.S. GOVERNMENT OBLIGATIONS - 100.00%
United States Treasury Bills
 Due 9/17/98                               $ 2,297,000      $ 2,201,151
                                                            ------------
   Total investments (cost $2,201,833)                      $ 2,201,151
                                                            ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1997
                                  (Unaudited)


Assets:
 Investments at value (identified cost of $2,201,833)                     $ 2,201,151
 Cash                                                                          55,716
 Other assets                                                                   3,640
                                                                          ------------
      Total assets                                                          2,260,507
                                                                          ------------
Liabilities:
 Accrued distribution fees                                                        449
 Accrued advisory fees                                                            180
 Other liabilities                                                             88,412
                                                                          ------------
      Total liabilities                                                        89,041
                                                                          ------------
       Net assets                                                         $ 2,171,466
                                                                          ============
Shares of beneficial interest outstanding (unlimited number of no par
 value shares authorized)                                                     463,795
                                                                          ============
Net asset value, offering and redemption price per share outstanding      $      4.68
                                                                          ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                            STATEMENT OF OPERATIONS
                   for the six months ended November 30, 1997
                                  (Unaudited)


Investment income:
 Interest                                                        $ 62,709
                                                                 --------
Expenses:
 Investment advisory fees                                           7,005
 Distribution fees                                                  5,838
 Transfer agent fees                                                7,976
 Custodial fees                                                     1,113
 Professional fees                                                  7,160
 Registration fees                                                  7,913
 Trustee fees                                                         703
 Insurance                                                          1,910
 Shareholder reports                                                3,924
 Miscellaneous                                                        701
                                                                 --------
                                                                   44,243
 Less expenses waived by investment advisor and distributor        (8,757)
                                                                 --------
      Total expenses                                               35,486
                                                                 --------
      Net investment income                                        27,223
                                                                 --------
Realized and unrealized gain (loss) on investments:
 Net realized loss from security transactions                         (20)
 Change in unrealized appreciation on investments                     211
                                                                 --------
      Net realized and unrealized gain on investments                 191
                                                                 --------
       Net increase in net assets resulting from operations      $ 27,414
                                                                 ========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                     STATEMENTS OF CHANGES IN NET ASSETS



                                                                               For the
                                                                             Six Months
                                                                                Ended
                                                                              Nov. 30,         For the
                                                                                1997          Year Ended
                                                                             (Unaudited)     May 31, 1997
                                                                            -------------   --------------
Operations:
 Net investment income                                                      $   27,223      $   231,376
 Net realized loss from security transactions                                      (20)         (12,667)
 Net change in unrealized appreciation on investments                              211           24,149
                                                                            -----------     ------------
      Increase in net assets resulting from operations                          27,414          242,858
                                                                            -----------     ------------
Distributions from:
 Net investment income                                                         (40,230)        (237,714)
                                                                            -----------     ------------
      Decrease in net assets resulting from distributions                      (40,230)        (237,714)
Capital share transactions:
 Proceeds from sale of 89,962 and 308,853 shares                               421,744        1,448,713
 Value of 8,281 and 49,699 shares issued upon reinvestment of dividends         38,675          231,979
 Cost of 171,539 and 1,239,835 shares redeemed                                (804,226)      (5,809,439)
                                                                            -----------     ------------
      Decrease in net assets resulting from capital share transactions        (343,807)      (4,128,747)
                                                                            -----------     ------------
      Total decrease in net assets                                            (356,623)      (4,123,603)
Net assets:
 Beginning of year/period                                                    2,528,089        6,651,692
                                                                            -----------     ------------
 End of year/period (including undistributed net investment income of
  $21,880 and $34,887, respectively)                                        $ 2,171,466     $ 2,528,089
                                                                            ===========     ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               T-1 TREASURY TRUST
                              FINANCIAL HIGHLIGHTS



                                                               For the
                                                           Six Months
                                                              Ended                      For the Years Ended May 31,
                                                            Nov. 30,        1997        1996        1995         1994        1993
                                                              1997       ----------- ----------- ----------- ------------ --------
For a share outstanding throughout each year/period:
Net asset value, beginning of                           $      4.71      $   4.69    $   4.73    $   4.75    $     5.15   $   5.16
                                                        -----------      ---------   ---------   ---------   ------------ ---------
Income from investment operations:
 Net investment income                                         0.06          0.21        0.17        0.23          0.19       0.18
 Net realized and unrealized gain (loss) on investments       (0.01)        (0.02)                                (0.35)      0.03
                                                        -----------      ---------                           ------------ ---------
      Total income (loss) from investment operations           0.05          0.19        0.17        0.23         (0.16)      0.21
                                                        -----------      ---------   ---------   ---------   ------------ ---------
Distributions:
 From net investment income                                   (0.08)        (0.17)      (0.21)      (0.25)        (0.14)     (0.22)
 From net realized gain on security transactions                                                                  (0.10)
                                                        -----------      ---------   ---------   ---------   ------------ ---------
      Total distributions                                     (0.08)        (0.17)      (0.21)      (0.25)        (0.24)     (0.22)
                                                        -----------      ---------   ---------   ---------   ------------ ---------
       Net asset value, end of year/period              $      4.68      $   4.71    $   4.69    $   4.73    $     4.75   $   5.15
                                                        ===========      =========   =========   =========   ============ =========
Total return*                                                  1.07%         4.13%       3.67%       4.99%        (3.48)%     4.18%
Ratios/Supplemental Data:
 Net assets, end of year/period (000's omitted)         $     2,171      $  2,528    $  6,652    $  4,049    $    4,234   $  7,295
 Ratio of expenses to average net assets(2)                    3.04% (1)     1.49%       1.49%       1.76%         1.57%      1.44%
 Ratio of net investment income to average net assets          2.33% (1)     3.66%       3.77%       4.19%         3.71%      4.72%
 Portfolio turnover rate                                        199% (1)      108%        278%        292%          127%       308%


-----------
(1) Annualized

(2) Without fees waived/reimbursed by the investment advisor and distributor, the ratio of expenses to average net assets would have been 3.79%, 2.24%, 2.46%, 2.56%, 2.16% and 2.04%, respectively.

* Total return for periods of less than one year are not annualized.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              T-1 TREASURY TRUST
                         NOTES TO FINANCIAL STATEMENTS
                (Information as of and for the six months ended
                        November 30, 1997 is unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of seven separate portfolios. The accompanying financial statements include only the T-1 Treasury Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing under normal conditions in U.S. Treasury securities (bills, notes and bonds) and other direct obligations of the U.S. Treasury that are guaranteed as to payment of principal and interest by the full faith and credit of U.S. government. The Fund limits its investments to securities with remaining maturities of one year or less.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

     b. Security Transactions and Investment Income
     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     The Fund has available at November 30, 1997 a net capital loss carryforward of approximately $442,000 expiring from 2000 through 2005. As of November 30, 1997, the aggregate cost of investments for federal income tax purposes and the unrealized depreciation with respect to each security where there is an excess of tax cost over value were $2,201,833 and $682, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                              T-1 TREASURY TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued


2. Significant Accounting Policies, continued:

     d. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Fund. From time to time, the Advisor may elect to waive all or a portion of its fees. For the period ended November 30, 1997, the Advisor waived $5,838 of its fees.


4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets; however, effective November 23, 1994, the Distributor has undertaken to limit such fee to .25% of the Fund's average daily net assets. For the six months ended November 30, 1997, the Distributor waived $2,919 of its fees. The principal stockholder of the Distributor is also a trustee of the Trust.


5. Investment Activity:

   For the six months ended November 30, 1997, purchases and sales of U.S. government obligations amounted to $2,279,125 and $2,627,054, respectively. There were no purchases and sales of securities other than U.S. government obligations.


6. Composition of Net Assets:

     At November 30, 1997, net assets consisted of:


   Paid-in capital                                                            $ 2,601,913
   Accumulated net investment income                                               21,880
   Accumulated net realized loss from security transactions                      (451,645)
   Unrealized depreciation on investments                                            (682)
                                                                              -----------
      Net assets applicable to outstanding shares of beneficial interest      $ 2,171,466
                                                                              ===========

                                  GROWTH FUND

                               SEMI-ANNUAL REPORT

                                [API TRUST LOGO]
                                      1997

                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                            MainStreet Trust Company
                                 P.O. Box 5228
                          Martinsville, Virginia 24115

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                               250 West Pratt St.
                           Baltimore, Maryland 21201

              This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors
               in the Trust unless preceded or accompanied by an
                             effective Prospectus.

Dear Fellow Shareholders:

As the year 2000 approaches I believe "multi-market diversification" will become the buzzword of the financial industry in the 21st century. As we look past the volatility, illiquidity and the political turmoil of the fourth quarter sell-off, we may be able to say once and for all that the best is yet to come.

When we created the Growth Fund back in the mid-1980's our driving force was to find the best equity values in the US, and then within the global marketplace. We used the term "total management system" to describe the way we looked forward into each and every asset class and then invested in those with superior fundamental strengths. Today we continue with the same strategy but with one added advantage: we now obtain the expertise of the best mutual fund managers in the world.

This year saw the weightings of our portfolio and the success of the underlying funds in which we invested deliver a continuation of superior long term performance. Domestically, the funds focused on the financial services markets were our best performers (Davis Financial, John Hancock Regional Bank Shares), followed closely by the large cap growth and growth and income sectors of the US marketplace, including Vanguard Total Stock, Davis New York Venture, Legg Mason Value Trust, FPA Capital, Guardian Park Avenue and SSGA Matrix Equity funds, just to name a few. Internationally, our research and the research of our underlying fund families was able to detect the shaky foundation in the Pacific Rim. For this reason, you will note our weightings in Asia totaled less than 2% of the Growth Fund's portfolio over the last six months.

Combining global diversification with active asset allocation paid off. Our performance overall was up 15.64% for the year, a laudable achievement especially when compared with both the Dow Jones World Index (12.32%) and Lipper's Global Funds (12.89%) We are pleased with our results and look forward to profiting in the aftermath of the Asian crisis.

WHAT COMES NEXT? Much of what has happened in the financial markets during the last six months is an outgrowth of technological advances made in the investment industry: technology reveals waste, inefficiency and poor productivity, and any financial market in which such inadequacies appear cannot count on hiding them for long. Technology revealed the truth about the Asian markets in the third quarter of 1997, and the world felt its aftershock.

The most important thing I can say about Asia is that the news is not all bad. In fact, I expect the recent turmoil will lead to something quite good. While volatility is always uncomfortable, I believe much of what is happening in Asia right now will shape the Growth Fund in the months ahead and will bode well for the patient investor.

If you think back to the mid-1980's you will remember our country was reeling from the crisis in the savings and loan and banking industries. Companies were over-leveraged, productivity was down and American businesses in general were fat and complacent. Turmoil in our stock markets reflected these problems and the message was clear: American business needed to go on a diet.

The streamlining process that followed was sometimes painful, but it has paid off handsomely. American companies are now healthy, lean, and efficient. Our financial markets have become more secure, and our stock and bond markets are the envy of the world. The housecleaning we did in the 1980's fueled much of the gains we have seen in the 1990's.

In many ways, Asia is dealing with the same problems we dealt with a decade ago. Asian companies need to trim the fat and get out of debt. With the flood of bad news that poured in from overseas, and the subsequent demands of the International Monetary Fund and its related lenders, I anticipate a fairly speedy - and meaningful - solution to the Pacific contagion. The process of turning Asian financial markets around has already begun. The only question is this: How long will it take?

I expect most of Asia will experience a recovery similar to our own. In fact, I believe the next great bull market will come from those countries whose companies are streamlining operations and becoming more efficient, competitive and fiscally secure. As we write this letter in mid-January, for the first time in many years we are increasing our positions in many of the Asian markets at what we believe are bargain prices. In my view, there could be no better time to own a globally diversified fund. I expect investors will be highly rewarded as Asian companies clean house, and we take advantage of the opportunities this transition creates around the world. We are positioning the Growth Fund to benefit from this anticipated recovery.

Thank you again for your support. Without you, the success we have achieved would not be possible. Best regards as we look forward to a bright future.

Sincerely,

David D. Basten
President

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

                                 SHARES        VALUE
                                ---------   ------------
MUTUAL FUNDS -- 100.00%
CAPITAL APPRECIATION FUNDS --
  3.05%
Oppenheimer Quest for Value
  Fund, Inc. Class A               43,069   $    903,589
Putnam Voyager Fund, Inc.          62,971      1,249,361
                                            ------------
                                               2,152,950
                                            ------------
EMERGING MARKETS FUNDS --
  7.60%
Delaware Group Global &
  International Funds, Inc.
  Emerging Markets Class A         49,407        503,953
Pioneer Emerging Markets Fund
  Class A                          70,866      1,021,898
SSGA Emerging Markets Fund        100,139        967,345
Templeton Developing Markets
  Trust                           205,053      2,870,748
                                            ------------
                                               5,363,944
                                            ------------
EQUITY INCOME FUNDS -- 2.06%
Delaware Group Decatur Total
  Return Fund Class A              50,175        965,379
Kemper-Dreman High Return
  Fund Class A                     14,701        492,796
                                            ------------
                                               1,458,175
                                            ------------
EUROPEAN REGION FUNDS --
  4.05%
GAM Funds, Inc. Europe Fund        79,089      1,121,486
Pioneer Europe Fund Class A        24,923        691,633
Vanguard International Equity
  Index Fund, Inc. European
  Portfolio                        52,891      1,049,363
                                            ------------
                                               2,862,482
                                            ------------
FINANCIAL SERVICESFUNDS --
  6.92%
Davis Series, Inc. Financial
  Fund Class A                     46,014      1,143,914
John Hancock Freedom Regional
  Bank Fund Class A                73,767      3,741,504
                                            ------------
                                               4,885,418
                                            ------------
GLOBAL FUNDS -- 1.73%
Oppenheimer Global Fund, Inc.       7,206        339,273
SoGen International Fund,
  Inc.                             13,029        369,267
Templeton Growth Fund, Inc.        25,755        509,961
                                            ------------
                                               1,218,501
                                            ------------
GROWTH FUNDS -- 12.81%
Bear Sterns Large Cap Value
  Fund Class A                     16,234        351,793
Davis New York Venture Fund
  Class A                         139,245      3,187,341

                                 SHARES        VALUE
                                ---------   ------------
FPA Capital Fund, Inc.             10,367   $    383,920
Guardian Park Avenue Fund,
  Inc.                             32,444      1,596,285
Legg Mason Value Trust --
  Navigator Class                  22,578      1,006,999
Longleaf Partners Fund             40,694      1,183,390
Vanguard Index Trust Total
  Stock Market Portfolio           58,783      1,330,852
                                            ------------
                                               9,040,580
                                            ------------
GROWTH AND INCOME FUNDS --
  10.15%
ASM Fund, Inc.                     30,089        545,216
Kemper-Dreman Contrarian Fund
  Class A                          22,768        481,102
SSGA Matrix Equity Fund           134,653      2,295,848
Vanguard Index Trust Value
  Portfolio                        21,346        448,074
Vanguard Quantitative
  Portfolios, Inc.                 37,362      1,051,011
Vista Mutual Fund Group
  Growth and Income Fund           22,238      1,059,896
Washington Mutual Investors
  Fund, Inc.                       40,543      1,279,951
                                            ------------
                                               7,161,098
                                            ------------
HEALTH/BIOTECHNOLOGY FUNDS --
  1.46%
Eaton Vance Worldwide Health
  Sciences Fund Class A            68,352      1,030,075
                                            ------------
INTERNATIONAL FUNDS -- 16.14%
Alliance Worldwide
  Privatization Fund, Inc.
  Class A                          58,284        737,302
Euro Pacific Growth Fund           37,327      1,013,065
GAM Funds, Inc. International
  Fund                            159,868      4,461,921
Ivy International Fund Class
  A                                65,968      2,554,282
Templeton Foreign Fund, Inc.      201,639      2,052,691
Vanguard World Fund
  International Growth
  Portfolio                        33,467        569,947
                                            ------------
                                              11,389,208
                                            ------------
JAPANESE FUNDS -- 0.61%
GAM Funds, Inc. Japan Fund         46,469        428,916
                                            ------------
LATIN AMERICAN FUNDS -- 0.63%
BT Investment Funds Latin
  America Equity Fund              32,594        445,567
                                            ------------
MID-CAP FUNDS -- 2.98%
Vanguard Index Trust Extended
  Market Portfolio                 65,267      2,100,091
                                            ------------
PACIFIC REGION FUNDS -- 0.73%
Colonial Trust VII Newport
  Tiger Fund Class A               56,219        514,406
                                            ------------

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                       SCHEDULE OF INVESTMENTS, CONTINUED

                                 SHARES        VALUE
                                ---------   ------------
S&P 500 INDEX OBJECTIVE
  FUNDS -- 12.11%
Federated Index Trust Max-Cap
  Fund                             64,771   $  1,334,294
Fidelity Commonwealth Trust
  Market Index Trust               16,647      1,135,664
SSGA S&P 500 Index Fund           100,404      1,947,850
T. Rowe Price Index Trust,
  Inc. Equity Index Fund           50,428      1,320,720
Vanguard Index Trust 500
  Portfolio                        31,334      2,808,200
                                            ------------
                                               8,546,728
                                            ------------
SCIENCE & TECHNOLOGY FUNDS --
  5.00%
Alliance Technology Fund           30,741      1,673,558
Principal Preservation
  Technology 100 Index
  Portfolio                        15,099        201,122
Seligman Communications &
  Information Fund, Inc.           68,175      1,653,266
                                            ------------
                                               3,527,946
                                            ------------

                                 SHARES        VALUE
                                ---------   ------------
SMALL COMPANY GROWTH FUNDS --
  11.18%
Bear Stearns Small Cap Value
  Fund Class A                     58,754   $  1,301,998
Federated Index Trust
  Mini-Cap Fund                    75,580      1,250,853
Kaufmann Fund, Inc.               286,902      1,827,567
Munder Small Company Growth
  Fund                             47,293      1,138,825
Putnam OTC Emerging Growth
  Fund                            149,732      2,368,775
                                            ------------
                                               7,888,018
                                            ------------
WORLD INCOME FUNDS -- 0.79%
Phoenix Multi-Portfolio Fund
  Emerging Markets Bond
  Portfolio Class A                43,321   $    556,679
                                            ------------
      TOTAL INVESTMENTS (cost
        $60,107,179)                        $ 70,570,782
                                            ------------
                                            ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 1997
                                  (UNAUDITED)

ASSETS:
  Investments at value (identified cost of $60,107,179)                                           $70,570,782
  Cash                                                                                                828,086
  Other assets                                                                                         61,666
                                                                                                  -----------

          Total assets                                                                             71,460,534
                                                                                                  -----------

LIABILITIES:
  Accrued distribution fees                                                                            57,904
  Accrued advisory fees                                                                                32,315
  Other liabilities                                                                                    48,193
                                                                                                  -----------
          Total liabilities                                                                           138,412
                                                                                                  -----------

            NET ASSETS                                                                            $71,322,122
                                                                                                  -----------
                                                                                                  -----------

SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of no par value shares authorized)      5,477,283
                                                                                                  -----------
                                                                                                  -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OUTSTANDING                              $     13.02
                                                                                                  -----------
                                                                                                  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                                        $  382,388
  Interest                                                                                             19,583
                                                                                                   ----------

          Total income                                                                                401,971
                                                                                                   ----------
EXPENSES:
  Investment advisory fees                                                                            364,160
  Distribution fees                                                                                   364,160
  Transfer agent fees                                                                                 104,354
  Custodial fees                                                                                       11,814
  Professional fees                                                                                    25,891
  Registration fees                                                                                     7,843
  Trustee fees                                                                                          4,211
  Insurance                                                                                            15,462
  Shareholder reports                                                                                  10,045
  Miscellaneous                                                                                         3,781
                                                                                                   ----------
                                                                                                      911,721
  Less expenses waived by investment advisor                                                         (109,547)
                                                                                                   ----------
          Total expenses                                                                              802,174
                                                                                                   ----------
          Net investment loss                                                                        (400,203)
                                                                                                   ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from security transactions                                                      2,960,091
  Capital gain distributions from mutual funds                                                      1,240,193
  Increase in unrealized appreciation on investments                                                1,215,012
                                                                                                   ----------

          Net realized and unrealized gain on investments                                           5,415,296
                                                                                                   ----------

            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $5,015,093
                                                                                                   ----------
                                                                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   FOR THE
                                                                                 SIX MONTHS
                                                                                    ENDED          FOR THE
                                                                                NOV. 30, 1997     YEAR ENDED
                                                                                 (UNAUDITED)     MAY 31, 1997
                                                                                -------------    ------------
OPERATIONS:
  Net investment loss                                                            $  (400,203)    $  (867,602 )
  Net realized gain from security transactions                                     2,960,091       5,397,332
  Capital gain distributions from mutual funds                                     1,240,193       2,792,861
  Net change in unrealized appreciation on investments                             1,215,012      (2,016,057 )
                                                                                -------------    ------------

          Increase in net assets resulting from operations                         5,015,093       5,306,534
                                                                                -------------    ------------
DISTRIBUTIONS FROM:
  Net realized gain on security transactions                                      (6,675,316)     (7,908,281 )
                                                                                -------------    ------------

          Decrease in net assets resulting from distributions                     (6,675,316)     (7,908,281 )
                                                                                -------------    ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of 246,377 and 822,821 shares                                 3,497,001      10,920,862
  Value of 504,851 and 590,613 shares issued upon reinvestment of dividends        6,451,999       7,542,131
  Cost of 395,447 and 1,169,419 shares redeemed                                   (5,683,679)    (15,450,717 )
                                                                                -------------    ------------

          Increase in net assets resulting from capital share transactions         4,265,321       3,012,276
                                                                                -------------    ------------

          Total increase in net assets                                             2,605,098         410,529

NET ASSETS:
  Beginning of year/period                                                        68,717,024      68,306,495
                                                                                -------------    ------------

  End of year/period                                                             $71,322,122     $68,717,024
                                                                                -------------    ------------
                                                                                -------------    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS

                                                     FOR THE
                                                   SIX MONTHS
                                                      ENDED
                                                    NOV. 30,                  FOR THE YEARS ENDED MAY 31,
                                                      1997        ---------------------------------------------------
                                                   (UNAUDITED)     1997       1996       1995       1994       1993
                                                   -----------    -------    -------    -------    -------    -------
FOR A SHARE OUTSTANDING THROUGHOUT EACH
YEAR/PERIOD:
Net asset value, beginning of year/period            $ 13.42      $ 14.00    $ 12.48    $ 12.32    $ 11.86    $ 10.84
                                                   -----------    -------    -------    -------    -------    -------

Income from investment operations:
  Net investment loss                                  (0.07)       (0.17)     (0.14)     (0.10)     (0.21)     (0.18)
  Net realized and unrealized gain on
  investments                                           1.02         1.25       2.67       1.37       1.25       1.57
                                                   -----------    -------    -------    -------    -------    -------

          Total income from investment
          operations                                    0.95         1.08       2.53       1.27       1.04       1.39
                                                   -----------    -------    -------    -------    -------    -------

Distributions:
  From net realized gain on security
  transactions                                         (1.35)       (1.66)     (1.01)     (1.11)     (0.58)     (0.37)
                                                   -----------    -------    -------    -------    -------    -------

          Total distributions                          (1.35)       (1.66)     (1.01)     (1.11)     (0.58)     (0.37)
                                                   -----------    -------    -------    -------    -------    -------

            NET ASSET VALUE, END OF YEAR/PERIOD      $ 13.02      $ 13.42    $ 14.00    $ 12.48    $ 12.32    $ 11.86
                                                   -----------    -------    -------    -------    -------    -------
                                                   -----------    -------    -------    -------    -------    -------

Total return*                                           7.27%        8.32%     21.03%     11.28%      8.60%     13.03%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year/period (000's omitted)     $71,322      $68,717    $68,306    $55,191     46,958    $44,364
  Ratio of expenses to average net assets(2)            2.24%(1)     2.18%      2.24%      2.06%      2.24%      2.05%
  Ratio of net investment loss to average net
  assets                                               (1.13)%(1)   (1.31)%    (1.08)%    (1.50)%    (1.75)%    (1.56)%
  Portfolio turnover rate                                 52%(1)       84%        63%        91%        90%       157%

---------------

(1) Annualized

(2) Without fees recouped or waived by the investment advisor, the ratio of expenses to average net assets would have been 2.54%, 2.55%, 2.57%, 2.60%, 2.56% and 2.52%, respectively.

* Total return for periods less than one year are not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS
                (INFORMATION AS OF AND FOR THE SIX MONTHS ENDED
                        NOVEMBER 30, 1997 IS UNAUDITED)

1.  ORGANIZATION:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of seven separate portfolios. The accompanying financial statements include only the Growth Fund (the "Fund").

   The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES:

   A. PORTFOLIO VALUATION

      The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

      B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

         C. FEDERAL INCOME TAXES

            The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

            As of November 30, 1997, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $60,107,179, $10,463,603, $11,696,846 and $1,233,243, respectively.

            D. USE OF ESTIMATES

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.  INVESTMENT ADVISORY AGREEMENT:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the average daily net assets exceeding $100 million. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note74) retains any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the six months ended November 30, 1997, the Advisor waived $109,547 of its fees.

4.  DISTRIBUTION PLAN AND FEES:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund's average daily net assets.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the six months ended November 30, 1997, the Distributor received $107,681 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

5.  INVESTMENT ACTIVITY:

   For the six months ended November 30, 1997, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $18,398,488 and $20,038,523, respectively.

6.  COMPOSITION OF NET ASSETS:

   At November 30, 1997, net assets consisted of:

Paid-in capital                                                                               $58,874,150
Accumulated net investment loss                                                                  (400,203)
Accumulated net realized gain from security transactions                                        2,384,572
Unrealized appreciation on investments                                                         10,463,603
                                                                                              -----------

          NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL INTEREST                  $71,322,122
                                                                                              -----------
                                                                                              -----------

                              MULTIPLE INDEX TRUST
                                TREASURIES TRUST
                               SEMI-ANNUAL REPORT

                                [API TRUST LOGO]

                                      1997

                                [API TRUST LOGO]

                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                        Princeton, New Jersey 08540-6231

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                               250 West Pratt St.
                           Baltimore, Maryland 21201

              This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors
               in the Trust unless preceded or accompanied by an
                             effective Prospectus.

TABLE OF CONTENTS



Multiple Index Trust
  Letter From the President ................    2
  Schedule of Investments ..................    4
  Statement of Assets and Liabilities ......    5
  Statement of Operations ..................    6
  Statement of Changes in Net Assets  ......    7
  Financial Highlights  ....................    8
  Notes to Financial Statements ............    9
Treasuries Trust
  Letter From the President ................   11
  Schedule of Investments   ................   13
  Statement of Assets and Liabilities ......   14
  Statement of Operations ..................   15
  Statement of Changes in Net Assets  ......   16
  Financial Highlights  ....................   17
  Notes to Financial Statements ............   18

                                [API TRUST LOGO]


Dear Fellow Shareholders:

Many thanks to all of you. I greatly appreciate the first shareholders in this fund and those who have supported this project from its conception back in the 1980's to the point we have achieved today. The power of index investing, global diversification, low costs and active allocation is incomparable in today's market, and I invite any expert to compare his or her results with ours: the Multiple Index Trust will stand as a formidable competitor.


On July 2, 1997, the first day of public trading, the Multiple Index Trust's global, region and country macroeconomic guidelines were put in place and the fund came to life with a truly unique and superior investment path to the future. It is diversification of the highest order - pure, simple indexing weighted to the best performing world economies and their equity markets.


Indexing has long been touted as the most rewarding and cost-effective way to achieve investment results over the long term. By investing in index mutual funds at home and abroad we are able to give Multiple Index Trust shareholders the benefit of indexing with an added touch - taking the best each market has to offer and adding it to the portfolio. With more than 6,500 companies in 50 markets the Multiple Index Trust is one of the most diversified stock funds in the world - and has one of the most efficient total fee structures available for actively managed funds in the industry.


Since its inception last summer the Multiple Index Trust has been strongly overweighted in US securities. At the end of this reporting period, the fund had 45% of its assets invested in S&P 500 index funds, 20% in small cap US stock funds that replicate the Russell 2000, and 25% in funds that mirror the Wilshire 5000. Less than 2% of the assets were invested in the Pacific and Emerging markets which were battered in the fourth quarter sell-off. Our portfolio composition paid off, and we are proud of our early accomplishment.


Where do we go from here? Much of what has happened in the financial markets during the last six months is an outgrowth of technological advances made in the investment industry: technology reveals waste, inefficiency and poor productivity, and any financial market in which such inadequacies appear cannot count on hiding them for long. Technology revealed the truth about the Asian markets in the third quarter of 1997, and the world felt its aftershock.


The most important thing I can say about Asia is that the news is not all bad. In fact, I expect the recent turmoil will lead to something quite good. While volatility is always uncomfortable, I believe much of what is happening in Asia right now bodes well for the Multiple Index Trust and the patient investor.


If you think back to the mid-1980's you will remember our country was reeling from the crisis in the savings and loan and banking industries. Companies were over-leveraged, productivity was down and American businesses in general were fat and complacent. Turmoil in our stock markets reflected these problems and the message was clear: American business needed to go on a diet.

The streamlining process that followed was sometimes painful, but it has paid off handsomely. American companies are now healthy, lean, and efficient. Our financial markets have become more secure, and our stock and bond markets are the envy of the world. The housecleaning we did in the 1980's fueled much of the gains we have seen in the 1990's.

In many ways, Asia is dealing with the same problems we dealt with a decade ago. Asian companies need to trim the fat and get out of debt. With the flood of bad news that poured in from overseas, and the subsequent demands of the International Monetary Fund and its related lenders, I anticipate a fairly speedy -and meaningful - solution to the Pacific contagion. The process of turning Asian financial markets around has already begun. The only question is this: How long will it take?

I expect most of Asia will experience a recovery similar to our own. In fact, I believe the next great bull market will come from those countries whose companies are streamlining operations and becoming more efficient, competitive and fiscally secure. In my view, there could be no better time to own a globally diversified fund. I expect investors will be highly rewarded as Asian companies clean house, and we take advantage of the opportunities this transition creates around the world.

Thank you again for your support. Without you, the success we have achieved would not be possible. Best regards as we look forward to a bright future.

Sincerely,

/s/ David D. Basten

David D. Basten
President

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1997
                                  (Unaudited)



                                                                               Shares       Value
                                                                              --------   -----------
MUTUAL FUNDS - 100.00%
Emerging Markets Funds - 1.16%
Vanguard International Equity Index Fund, Inc. Emerging Markets Portfolio       2,055    $   20,720
                                                                                         -----------
European Region Funds - 3.35%
BT EAFE Equity Index Fund                                                       5,840        59,861
                                                                                         -----------
Growth Funds - 5.93%
Vanguard Index Trust Total Stock Market Portfolio                               4,681       105,997
                                                                                         -----------
Growth and Income Funds - 3.34%
ASM Index 30 Fund                                                               3,296        59,736
                                                                                         -----------
Mid-Cap Funds - 21.20%
Federated Index Trust Mid-Cap Fund                                             20,110       349,727
Vanguard Index Trust Extended Market Portfolio                                    903        28,906
                                                                                         -----------
                                                                                            378,633
                                                                                         -----------
Pacific Region Funds - 0.58%
Vanguard International Equity Index Fund, Inc. Pacific Portfolio                1,271        10,389
                                                                                         -----------
S&P 500 Index Objective Funds - 44.92%
Federated Index Trust Max-Cap Fund                                             20,154       415,177
SSGA S&P 500 Index Fund                                                         8,032       155,832
T. Rowe Price Index Trust, Inc. Equity Index Fund                               3,777        98,942
Vanguard Index Trust 500 Portfolio                                              1,478       132,483
                                                                                         -----------
                                                                                            802,434
                                                                                         -----------
Small Company Growth Funds - 19.52%
Federated Index Trust Mini-Cap Fund                                            21,067       348,674
                                                                                         -----------
    Total investments (cost $1,812,280)                                                  $1,786,444
                                                                                         ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1997
                                  (Unaudited)


Assets:
 Investments at value (identified cost of $1,812,280)                                 $1,786,444
 Cash                                                                                      3,328
 Other assets                                                                             16,445
                                                                                      -----------
      Total assets                                                                     1,806,217
                                                                                      -----------
Liabilities:
 Other liabilities                                                                        11,362
                                                                                      -----------
      Total liabilities                                                                   11,362
                                                                                      -----------
       Net assets                                                                     $1,794,855
                                                                                      ===========
Shares of beneficial interest outstanding (unlimited number of no par value shares       179,068
                                                                                      ===========
  authorized)
Net asset value and redemption price per share outstanding                            $    10.02
                                                                                      ===========
Maximum offering price per share                                                      $    10.17
                                                                                      ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                            STATEMENT OF OPERATIONS
                        for the period from July 2, 1997
                          (commencement of operations)
                              to November 30, 1997
                                  (Unaudited)


Investment income:
 Dividends                                                       $   4,367
 Interest                                                              811
                                                                 ---------
      Total income                                                   5,178
                                                                 ---------
Expenses:
 Investment advisory fees                                            2,924
 Transfer agent fees                                                 8,273
 Custodial fees                                                      1,241
 Professional fees                                                   4,551
 Registration fees                                                   4,965
 Trustee fees                                                          414
 Insurance                                                           1,241
 Shareholder reports                                                 1,241
 Organizational expenses                                             3,040
 Miscellaneous                                                         414
                                                                 ---------
                                                                    28,304
 Less expenses waived/reimbursed by investment advisor             (23,937)
                                                                 ---------
      Total expenses                                                 4,367
                                                                 ---------
      Net investment income                                            811
                                                                 ---------
Realized and unrealized gain (loss) on investments:
 Capital gain distributions from mutual funds                        3,463
 Decrease in unrealized appreciation on investments                (25,836)
                                                                 ---------
      Net realized and unrealized loss on investments              (22,373)
                                                                 ---------
       Net decrease in net assets resulting from operations      $ (21,562)
                                                                 =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                        for the period from July 2, 1997
                          (commencement of operations)
                              to November 30, 1997
                                  (Unaudited)


Operations:
 Net investment income                                                      $     811
 Capital gain distributions from mutual funds                                   3,463
 Net change in unrealized appreciation on investments                         (25,836)
                                                                            ----------
       Decrease in net assets resulting from operations                       (21,562)
                                                                            ----------
Capital share transactions:
 Proceeds from sale of 185,076 shares                                        1,877,438
 Cost of 6,008 shares redeemed                                                 (61,021)
                                                                            ----------
       Increase in net assets resulting from capital share transactions      1,816,417
                                                                             ----------
       Total increase in net assets                                          1,794,855
Net assets:
 Beginning of period                                                                 -
                                                                            ----------
 End of period (including undistributed net investment income of $811)      $1,794,855
                                                                            ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                              FINANCIAL HIGHLIGHTS
                   for the period ended November 30, 1997(3)
                                  (Unaudited)


For a share outstanding throughout the period:
Net asset value, beginning of period                       $     10.00
                                                           -----------
Income from investment operations:
 Net investment income                                            0.01
 Net realized and unrealized gain on investments                  0.01
                                                           -----------
    Total income from investment operations                       0.02
                                                           -----------
     Net asset value, end of period                        $     10.02
                                                           ===========
Total return*                                                     0.20%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)                 $     1,795
 Ratio of expenses to average net assets(2)                       0.86%(1)
 Ratio of net investment income to average net assets             0.16%(1)
 Portfolio turnover rate                                             -

-----------
(1) Annualized

(2) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 5.61%.

(3) Commencement of operations is July 2, 1997.

* Total returns do not include the one time sales charge and for periods of less than one year are not annualized.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of seven separate portfolios. The accompanying financial statements include only the Multiple Index Trust (the "Fund").

   The Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its objective by investing at least 65% of its total assets in shares of other open-end investment companies whose portfolios mirror those of one index or another of market securities.


2. Significant Accounting Policies:

     a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective net asset values in accordance with the 1940 Act.

     b. Security Transactions and Investment

     Income Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     c. Organization Expenses

     Costs incurred by the Fund in connection with its organization and initial registration are included in other assets and are being amortized evenly over two years. At November 30, 1997, such unamortized costs amounted to $12,756.

     d. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 1997, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax basis, and the gross unrealized appreciation and depreciation with respect to each security where there is an excess of value over tax cost or tax cost over value were $1,812,280, $25,836, $15,358 and $41,194, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                    NOTES TO FINANCIAL STATEMENTS, Continued


2. Significant Accounting Policies, continued:


     e. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .7%of the average daily net assets of the Fund. For the period ended November 30, 1997, the Advisor waived all of its advisory fees in the amount of $2,924. In addition, the Advisor reimbursed $21,013 of the Fund's operating expenses.


4. Investment Activity:

   For the period ended November 30, 1997, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $1,812,280 and $0, respectively.


5. Composition of Net Assets:

   At November 30, 1997, net assets consisted of:


   Paid-in capital                                                            $1,816,417
   Accumulated net investment income                                                 811
   Accumulated net realized gain from security transactions                        3,463
   Unrealized depreciation on investments                                        (25,836)
                                                                              ----------
      Net assets applicable to outstanding shares of beneficial interest      $1,794,855
                                                                              ==========

                               T-1 TREASURY TRUST
                               SEMI-ANNUAL REPORT

                                      1997


                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                               INVESTMENT ADVISOR
                         Yorktown Management & Research
                                 Company, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                                  DISTRIBUTOR
                          Yorktown Distributors, Inc.
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                             TRANSFER AND DIVIDEND
                                DISBURSING AGENT
                              Fund Services, Inc.
                                 P.O. Box 26305
                            Richmond, Virginia 23260
                                 (800) 628-4077

                                   CUSTODIAN
                            MainStreet Trust Company
                                 P.O. Box 5228
                          Martinsville, Virginia 24115

                              INDEPENDENT AUDITORS
                            Coopers & Lybrand L.L.P.
                               250 West Pratt St.
                           Baltimore, Maryland 21201

              This report is submitted for the general information of the shareholders of the Trust. The report is not authorized for distribution to prospective investors
               in the Trust unless preceded or accompanied by an
                             effective Prospectus.

                                   [API LOGO]


Dear Fellow Shareholders:

Both T-1 and the Treasuries Trust experienced solid real rates of return net of inflation over the last six months. These funds profited from the turmoil in Asia as the US Treasury market became the safe haven of the world. At home, inflation remained low and Federal Reserve Board Chairman Alan Greenspan continued to keep a tight reign on interest rates. All of these situations helped performance during the period, and bode well for the coming months.

The Treasuries Trust, which was launched on July 2, 1997, manages the yield curve based on a proprietary model that Yorktown Management & Research has been perfecting over the last ten years. We feel a significant accomplishment in the public offering of this fund because it is one of the only products we know of that 1) restricts itself to Treasury investments, 2) does not use any derivatives, and 3) is designed to potentially deliver positive returns on principal while generating the safe income that is the hallmark of pure Treasury investments. From its inception to the end of this reporting period, the fund returned a healthy 3.81% (less sales load). We are very proud of our early accomplishment.

We are also pleased to announce that on March 1, 1998, T-1 and the Treasuries Trust will become a single fund under the Treasuries Trust banner. While T-1 has certainly served a useful purpose, we believe its shareholders will benefit more from teaming up with the Treasuries Trust: aside from the capital appreciation potential mentioned above, it has the same relative safety and income features as T-1, but is currently operating with much lower internal expenses (after waivers and reimbursements). We know our T-1 shareholders will be pleased with the superior structure of the Treasuries Trust. Welcome aboard!


A word about Asia. Much of what has happened in the financial markets during the last six months is an outgrowth of technological advances made in the investment industry: technology reveals waste, inefficiency and poor productivity, and any financial market in which such inadequacies appear cannot count on hiding them for long. Technology revealed the truth about the Asian markets in the third quarter of 1997, and the world felt its aftershock.

The most important thing I can say about Asia is that the news is not all bad. In fact, I expect the recent turmoil will lead to something quite good. While volatility is always uncomfortable, I believe much of what is happening in Asia right now bodes well for the Treasuries Trust and the patient investor.

If you think back to the mid-1980's you will remember our country was reeling from the crisis in the savings and loan and banking industries. Companies were over-leveraged, productivity was down and American businesses in general were fat and complacent. Turmoil in our stock markets reflected these problems and the message was clear: American business needed to go on a diet.

The streamlining process that followed was sometimes painful, but it has paid off handsomely. American companies are now healthy, lean, and efficient. Our financial markets have become more secure, and our stock and bond markets are the envy of the world. The housecleaning we did in the 1980's fueled much of the gains we have seen in the 1990's.

In many ways, Asia is dealing with the same problems we dealt with a decade ago. Asian companies need to trim the fat and get out of debt. With the flood of bad news that poured in from overseas, and the subsequent demands of the International Monetary Fund and its related lenders, I anticipate a fairly speedy -and meaningful - solution to the Pacific contagion. The process of turning Asian financial markets around has already begun. The only question is this: How long will it take?

I expect most of Asia will experience a recovery similar to our own. In the meantime, money will continue to flee to the safe haven of the US Treasury market. The Treasuries Trust is positioned to benefit from the Asian recovery process, as well as the advantages that will come from a healthier global economy.

Thank you for your support. Without you, the success we have achieved would not be possible. Best regards as we look forward to a bright future.

Sincerely,

/s/ David D. Basten

David D. Basten
President

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            SCHEDULE OF INVESTMENTS
                               November 30, 1997
                                  (Unaudited)



                                                     Principal        Value
                                                    ------------   -----------
U.S. GOVERNMENT OBLIGATIONS - 100.00%
United States Treasury Stripped Interest Payment
 Due 5/15/2005                                       $  759,000    $  489,864
 Due 5/15/2007                                          198,000       112,900
 Due 5/15/2008                                        1,190,000       637,464
                                                     -----------   -----------
      Total investments (cost $1,230,934)                          $1,240,228
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1997
                                  (Unaudited)


Assets:
 Investments at value (identified cost of $1,230,934)                                 $1,240,228
 Cash                                                                                     15,923
 Receivable for fund shares sold                                                          28,075
 Other assets                                                                             17,535
                                                                                      -----------
      Total assets                                                                     1,301,761
                                                                                      -----------
Liabilities:
 Other liabilities                                                                        15,024
                                                                                      -----------
Total liabilities                                                                         15,024
                                                                                      -----------
      Net assets                                                                      $1,286,737
                                                                                      ===========
Shares of beneficial interest outstanding (unlimited number of no par value shares       124,717
                                                                                      ===========
  authorized)
Net asset value and redemption price per share outstanding                            $    10.32
                                                                                      ===========
Maximum offering price per share                                                      $    10.48
                                                                                      ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                            STATEMENT OF OPERATIONS
               for the period from July 2, 1997 (commencement of
                       operations) to November 30, 1997
                                  (Unaudited)


Investment income:
 Interest                                                        $  15,716
                                                                 ---------
                                                                    15,716
                                                                 ---------
Expenses:
 Investment advisory fees                                              925
 Transfer agent fees                                                 8,273
 Custodial fees                                                      1,241
 Professional fees                                                   4,551
 Registration fees                                                   4,965
 Trustee fees                                                          414
 Insurance                                                           1,241
 Shareholder reports                                                 1,241
 Organizational expenses                                             3,040
 Miscellaneous                                                         414
                                                                 ---------
                                                                    26,305
Less expenses waived by investment advisor                         (23,532)
                                                                 ---------
      Total expenses                                                 2,773
                                                                 ---------
      Net investment income                                         12,943
                                                                 ---------
Realized and unrealized gain on investments:
 Increase in unrealized appreciation on investments                  9,294
                                                                 ---------
      Net realized and unrealized gain on investments                9,294
                                                                 ---------
       Net increase in net assets resulting from operations      $  22,237
                                                                 =========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                      STATEMENT OF CHANGES IN NET ASSETS
               for the period from July 2, 1997 (commencement of
                       operations) to November 30, 1997
                                  (Unaudited)


Operations:
 Net investment income                                                        $  12,943
 Net change in unrealized appreciation on investments                             9,294
                                                                              ----------
      Increase in net assets resulting from operations                           22,237
Distributions from:
 Net investment income                                                           (2,889)
                                                                              ----------
      Decrease in net assets resulting from distributions                        (2,889)
                                                                              ----------
Capital share transactions:
 Proceeds from sale of 145,627 shares                                         1,482,519
 Value of 283 shares issued upon reinvestment of dividends                        2,863
 Cost of 21,193 shares redeemed                                                (217,993)
                                                                              ----------
      Increase in net assets resulting from capital share transactions        1,267,389
                                                                              ----------
      Total increase in net assets                                            1,286,737
Net assets:
 Beginning of period                                                                  -
                                                                              ----------
 End of period (including undistributed net investment income of $10,054)     $1,286,737
                                                                              ==========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                             FINANCIAL HIGHLIGHTS
                   for the period ended November 30, 1997(3)
                                  (Unaudited)


For a share outstanding throughout the period:
Net asset value, beginning of period                       $     10.00
                                                           -----------
Income from investment operations:
 Net investment income                                            0.14
 Net unrealized gain on investments                               0.24
                                                           -----------
      Total income from investment operations                     0.38
                                                           -----------
Distributions:
 From net investment income                                      (0.06)
                                                           -----------
      Total distributions                                        (0.06)
                                                           -----------
       Net asset value, end of year/period                 $     10.32
                                                           ===========
Total return*                                                     3.81%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)                 $     1,287
 Ratio of expenses to average net assets(2)                       0.99%(1)
 Ratio of net investment income to average net assets             4.63%(1)
 Portfolio turnover rate

-----------
(1) Annualized

(2) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 9.42%.

(3) Commencement of operations is July 2, 1997.

* Total returns do not include the one time sales charge and for periods of less than one year are not annualized.


The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is composed of seven separate portfolios. The accompanying financial statements include only the Treasuries Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of U.S. government.


2. Significant Accounting Policies:

  a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees.

   b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

   c. Organization Expenses

     Costs incurred by the Fund in connection with its organization and initial registration are included in other assets and are being amortized evenly over two years. At November 30, 1997, such unamortized costs amounted to $12,756.

   d. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of November 30, 1997, the aggregate cost of investments for federal income tax purposes and the unrealized appreciation on a federal income tax basis with respect to each security where there is an excess of value over tax cost were $1,230,934 and $9,294, respectively.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued
                                  (Unaudited)


2. Significant Accounting Policies, continued:

  e. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3. Investment Advisory Agreement:

    Yorktown Management & Research Company, Inc. (the "Advisor"), whose principal stockholder is also a trustee of the Trust, serves as the Fund's investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund. For the period ended November 30, 1997, the Advisor waived all of its advisory fees in the amount of $925. In addition, the Advisor reimbursed $22,607 of the Fund's operating expenses.


4. Investment Activity:

    For the period ended November 30, 1997, purchases and sales of U.S. government obligations amounted to $1,215,881 and $0, respectively. There were no purchases and sales of securities other than short-term obligations and U.S. government obligations.


5. Composition of Net Assets:

  At November 30, 1997, net assets consisted of:


  Paid-in capital                                                            $1,267,389
  Accumulated net investment income                                              10,054
  Unrealized appreciation on investments                                          9,294
                                                                             -----------
      Net assets applicable to outstanding shares of beneficial interest     $1,286,737
                                                                             ===========